Receivables and Other Assets from YR TV Station under Arbitration (Details) - China Yr Tv Station [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of receivables and other assets
China YR TV Station- Loan	$ 751,377	$ 751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
Total